ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund
(a “Fund”)

Supplement dated June 10, 2019,
 to the Prospectus and Statement of Additional Information (SAI) dated April 29, 2019
This supplement updates certain information contained in the prospectus and the SAI and should be attached to the prospectus and SAI, and retained for future reference.

New Portfolio Manager at Geode Capital Management, LLC – Anna Lester

Allianz Variable Insurance Products Trust Prospectus

1.	The following information supplements similar information found in the Management section under the Geode Equity Strategy for the AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund:
Anna Lester (portfolio manager) has managed the strategy since June 2019.

2.	The following information supplements the biographical information found in the Fund Management section under the Geode Equity Strategy heading for the AZL® Fidelity Institutional Asset Management®
Multi-Strategy Fund:
Anna Lester joined Geode in April 2019, and has worked as a portfolio manager. Prior to joining Geode, Ms. Lester was a senior portfolio manager at State Street Global Advisors, where she worked from 2005 to 2019.

Allianz Variable Insurance Products Trust SAI
1.	The following information replaces similar information found in the Subadvisers section of the Portfolio
Manager Compensation section for the Geode Capital Management, LLC:

“Maximillian Kaufmann is senior portfolio manager of AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund and receives compensation for his services. Shashi Naik, CFA is portfolio manager of AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund and receives compensation for his services. Anna Lester is portfolio manager of AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund and receives compensation for her services. As of December 31, 2018, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager’s compensation may be deferred based on criteria established by Geode.”

2.	In addition to managing the fund’s investment portfolio, each portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates. The following table provides information relating to the other accounts managed by Ms. Lester as of May 31, 2019:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	3	2
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$8,815	$148	$57
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

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